LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Net (loss) income attributable to the Company	$(261,372)	$214,191	$(512,137)	$93,864

Weighted average number of common shares outstanding, basic and diluted	151,096,262	151,096,262	151,096,262	151,096,262

Basic and diluted (loss) income per common share:	$(0.00)	$0.00	$(0.00)	$0.00

Schedule of anti-dilutive shares

	As of
	June 30, 2025	December 31, 2024
	(Shares)	(Shares)

Convertible shares	5,898,256	5,898,256